Offsetting Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets and Liabilities [Line Items]
Non-cash derivative collateral pledged to us is not recorded on our Condensed Consolidated Balance Sheet unless certain conditions are met.	$ 7
Derivative Asset, Fair Value, Gross Asset	233	$ 263
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(78)	(107)
Derivative, Collateral, Right to Reclaim Cash	(67)	(68)
Derivative Liability, Fair Value, Gross Liability	(145)	(252)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	78	107
Derivative, Collateral, Obligation to Return Cash	2	54
Securities Sold under Agreements to Repurchase, Gross	(648)	(774)
Securities Sold under Agreements to Repurchase, Amount Offset Against Collateral	0	0
Securities Sold under Agreements to Repurchase, Amount Offset Against Collateral, Net	(648)	(774)
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Securities	0	0
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Cash	648	774
Securities Sold under Agreements to Repurchase	0	0
Net Asset [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Asset, Fair Value, Gross Asset	224	216
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(69)	(60)
Derivative, Collateral, Right to Reclaim Cash	(67)	(68)
Derivative assets in net liability positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Asset, Fair Value, Gross Asset	9	47
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(9)	(47)
Derivative, Collateral, Right to Reclaim Cash	0	0
Net liability [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	(68)	(188)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	9	47
Derivative, Collateral, Obligation to Return Cash	2	54
Derivative liabilities in net asset positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	(69)	(60)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	69	60
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative liabilities with no offsetting arrangements [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative Liability, Fair Value, Gross Liability	(8)	(4)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Derivative, Collateral, Obligation to Return Cash	0	0
Assets [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	233	263
Derivative Assets	88	88
Assets [Member] | Net Asset [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	224	216
Derivative Assets	88	88
Assets [Member] | Derivative assets in net liability positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	9	47
Derivative Assets	0	0
Liabilities, Total [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(145)	(252)
Derivative Liability	(65)	(91)
Gross Amounts of Recognized Liabilities	(793)	(1,026)
Gross Amounts Offset in the Condensed Consolidated Balance Sheet	0	0
Net Amounts of Liabilities Presented in the Condensed Consolidated Balance Sheet	(793)	(1,026)
Gross Amounts Not Offset Against Collateral	78	107
Obligation to Return Cash	650	828
Net Amount	(65)	(91)
Liabilities, Total [Member] | Net liability [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(68)	(188)
Derivative Liability	(57)	(87)
Liabilities, Total [Member] | Derivative liabilities in net asset positions [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(69)	(60)
Derivative Liability	0	0
Liabilities, Total [Member] | Derivative liabilities with no offsetting arrangements [Member]
Offsetting Assets and Liabilities [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(8)	(4)
Derivative Liability	$ (8)	$ (4)